Report of the directors financial review risk report - The consensus Central scenario (Details) - Central scenario	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.50%
Forecast period	5 years	5 years
– United Kingdom
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.40%	1.50%
Unemployment rate, 5 year average	4.40%	4.50%
House price growth, 5 year average	2.40%	3.20%
Inflation rate, 5 year average	2.20%	2.10%
Central bank policy rate, 5 year average	3.80%	3.90%
– France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.10%	1.20%
Unemployment rate, 5 year average	7.50%	7.20%
House price growth, 5 year average	3.90%	3.60%
Inflation rate, 5 year average	1.90%	1.90%
Central bank policy rate, 5 year average	2.10%	2.00%
2025
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.30%
2025 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.90%	1.20%
Unemployment rate (%)	4.60%	4.90%
House prices (annual average growth rate, %)	3.50%	1.40%
Inflation (annual average growth rate, %)	3.00%	2.40%
Central bank policy rate (annual average, %)	4.20%	4.20%
2025 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.50%	0.90%
Unemployment rate (%)	7.60%	7.50%
House prices (annual average growth rate, %)	2.10%	2.10%
Inflation (annual average growth rate, %)	1.30%	1.20%
Central bank policy rate (annual average, %)	2.10%	2.10%
2026 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	4.70%	4.70%
House prices (annual average growth rate, %)	1.20%	3.80%
Inflation (annual average growth rate, %)	2.30%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.90%
2026 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%	0.90%
Unemployment rate (%)	7.70%	7.30%
House prices (annual average growth rate, %)	4.30%	4.40%
Inflation (annual average growth rate, %)	1.60%	1.60%
Central bank policy rate (annual average, %)	1.60%	1.80%
2027 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.80%
Unemployment rate (%)	4.50%	4.50%
House prices (annual average growth rate, %)	2.40%	4.60%
Inflation (annual average growth rate, %)	2.00%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.80%
2027 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	1.40%
Unemployment rate (%)	7.50%	7.20%
House prices (annual average growth rate, %)	4.90%	4.40%
Inflation (annual average growth rate, %)	1.90%	2.00%
Central bank policy rate (annual average, %)	1.90%	2.00%
2028 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.30%	4.30%
House prices (annual average growth rate, %)	3.30%	3.50%
Inflation (annual average growth rate, %)	2.10%	2.00%
Central bank policy rate (annual average, %)	3.80%	3.70%
2028 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	1.50%
Unemployment rate (%)	7.40%	7.00%
House prices (annual average growth rate, %)	4.10%	3.80%
Inflation (annual average growth rate, %)	2.30%	2.30%
Central bank policy rate (annual average, %)	2.20%	2.00%
2029 | – United Kingdom
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.10%	4.30%
House prices (annual average growth rate, %)	2.70%	2.70%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	3.90%	3.70%
2029 | – France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.40%
Unemployment rate (%)	7.20%	7.00%
House prices (annual average growth rate, %)	3.30%	3.10%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	2.40%	2.10%